Condensed Consolidated Statements of Operations (Unaudited) and Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Excess debt discount expensed as interest	$ 2,255,074	$ 2,255,074